UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end:

October 31, 2017

Date of reporting period:

January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

FIRST QUARTER REPORT

JANUARY 31, 2017

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2017 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 1.29%
	Consumer Products - 1.29%
24,204,152	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 12/20/17 (a)(b)(c)(d)	$15,224,412
	Total Corporate Bonds & Notes (Cost $24,204,152)	15,224,412

Shares

Common Stocks - 94.20%
	Agricultural Equipment - 0.51%
96,513	AGCO Corp.	6,061,016
	Asset Management - 9.63%
1,523,413	Bank of New York Mellon Corp. (The)	68,142,264
1,329,056	Brookfield Asset Management, Inc., Class A (Canada)	45,958,756
		114,101,020
	Automotive - 1.80%
441,593	Toyota Industries Corp. (Japan)	21,354,156
	Banks - 11.96%
899,949	Comerica, Inc.	60,773,556
877,698	KeyCorp	15,772,233
540,500	PNC Financial Services Group, Inc. (The)	65,108,630
		141,654,419
	Computers-Integrated Systems - 1.69%
372,839	Cerner Corp. (e)	20,025,183
	Consumer Products - 7.83%
360,773	Harman International Industries, Inc.	40,103,527
526,368	Home Products International, Inc. (a)(b)(d)(e)	—
6,398,304	Kingfisher PLC (United Kingdom)	27,061,048
774,930	Masco Corp.	25,533,944
		92,698,519
	Diversified Holding Companies - 10.23%
3,711,500	CK Hutchison Holdings, Ltd. (Cayman Islands)	44,483,001
938,961	Investor AB, Class B (Sweden)	37,452,812
311,688	Pargesa Holding S.A. (Switzerland)	20,678,406
3,052,000	Wheelock & Co., Ltd. (Hong Kong)	18,549,819
		121,164,038

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Electronic Components - 1.91%
265,007	Anixter International, Inc. (e)	$22,658,099
	Forest Products & Paper - 5.78%
2,186,910	Weyerhaeuser Co., REIT	68,515,890
	Industrial Machinery & Equipment - 2.21%
596,029	Johnson Controls International PLC (Ireland)	26,213,355
	Insurance & Reinsurance - 7.89%
72,073	Alleghany Corp. (e)	44,077,685
54,227	White Mountains Insurance Group, Ltd. (Bermuda)	49,333,555
		93,411,240
	Manufactured Housing - 3.67%
443,073	Cavco Industries, Inc. (e)	43,531,922
	Materials - 2.18%
2,380,400	Canfor Corp. (Canada) (e)	25,811,676
	Media & Entertainment - 2.85%
523,700	CBS Corp., Class B, Non-Voting Shares	33,773,413
	Medical Devices - 1.73%
426,400	LivaNova PLC (United Kingdom) (e)	20,511,972
	Oil & Gas Production & Services - 7.53%
204,200	Apache Corp.	12,215,244
691,106	Devon Energy Corp.	31,472,967
903,950	Total S.A. (France)	45,531,718
		89,219,929
	Pharmaceuticals - 3.21%
176,500	Amgen, Inc.	27,654,020
61,638	Shire PLC, ADR (Jersey)	10,343,473
		37,997,493
	Retailers - 1.83%
245,465	Ralph Lauren Corp.	21,706,470
	Senior Housing - 1.85%
1,466,533	Brookdale Senior Living, Inc. (e)	21,953,999
	Telecommunications - 2.09%
10,123,456	Vodafone Group PLC (United Kingdom)	24,751,150
	U.S. Homebuilder - 2.22%
589,518	Lennar Corp., Class A	26,321,979

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2017 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies - 2.26%
1,132,601	Tejon Ranch Co. (a)(e)	$26,763,362
	Utilities - 1.34%
983,207	Covanta Holding Corp.	15,829,633
	Total Common Stocks (Cost $942,152,126)	1,116,029,933

Principal Amount($)

Short-Term Investments - 2.11%
	U.S. Government Obligations - 2.11%
25,000,000	U.S. Treasury Bill, 0.470%, due 2/23/17 (f)	24,992,819
	Total Short-Term Investments (Cost $24,992,819)	24,992,819
	Total Investment Portfolio - 97.60% (Cost $991,349,097)	1,156,247,164
	Other Assets less Liabilities - 2.40%	28,486,442
	NET ASSETS - 100.00%	$1,184,733,606
	Investor Class:
	Net assets applicable to 281,274 shares outstanding	$14,433,779
	Net asset value, offering and redemption price per share	$51.32
	Institutional Class:
	Net assets applicable to 22,805,030 shares outstanding	$1,170,299,827
	Net asset value, offering and redemption price per share	$51.32

Notes:

(a)	Affiliated issuers - as defined in the Investment Company Act of 1940 (ownership by the Fund of 5% or more of the outstanding voting securities of these issuers).

(b)	Fair-valued security.

(c)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities.
(d)	Security subject to restrictions on resale.

Shares/ Principal Amount($)	Issuer	Acquisiton Date	Cost	Market Value Per Unit
526,368	Home Products International, Inc.	5/30/07	$54,667,470	$0.00
$24,204,152	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 12/20/17	3/16/07 - 10/1/16	24,204,152	62.90

At January 31, 2017, these restricted securities had a total market value of $15,224,412 or 1.29% of net assets.

(e)	Non-income producing security.

(f)	Annualized yield at date of purchase.

†	U.S. issuer unless otherwise noted.

ADR: American Depositary Receipt.

REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States*	62.31%
United Kingdom	6.11
Canada	6.06
Bermuda	4.17
France	3.84
Cayman Islands	3.75
Sweden	3.16
Ireland	2.21
Japan	1.80
Switzerland	1.75
Hong Kong	1.57
Jersey	0.87
Total	97.60%

* Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments

at January 31, 2017 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 98.23%
	Asset Management - 1.06%
104,132	Legg Mason, Inc.	$3,299,943
	Auto Parts and Services - 5.30%
81,500	Dorman Products, Inc. (a)	5,625,130
95,747	Standard Motor Products, Inc.	4,774,903
68,864	Visteon Corp. (a)	6,168,148
		16,568,181
	Bank & Thrifts - 14.96%
185,306	Commerce Bancshares, Inc.	10,475,348
82,000	Cullen/Frost Bankers, Inc.	7,330,800
101,963	Prosperity Bancshares, Inc.	7,405,573
221,678	Southside Bancshares, Inc.	7,572,520
127,791	UMB Financial Corp.	9,857,798
337,775	Valley National Bancorp	4,090,455
		46,732,494
	Building Products - 1.00%
158,200	Quanex Building Products Corp.	3,124,450
	Business Services - 5.86%
125,500	Korn/Ferry International	3,645,775
169,423	SP Plus Corp. (a)	4,693,017
185,400	TriNet Group, Inc. (a)	4,714,722
119,533	Viad Corp.	5,241,522
		18,295,036
	Computers-Integrated Systems - 2.28%
213,944	NetScout Systems, Inc. (a)	7,124,335
	Conglomerates - 1.15%
937	Seaboard Corp. (a)	3,607,450
	Consulting and Information Technology Services - 7.68%
140,392	FTI Consulting, Inc. (a)	5,916,119
221,666	Genpact, Ltd. (Bermuda) (a)	5,470,717
129,622	ICF International, Inc. (a)	6,740,344
278,106	Syntel, Inc.	5,856,912
		23,984,092
	Consumer Products and Services - 5.30%
501,564	1-800-Flowers.com, Inc., Class A (a)	4,514,076
180,801	G-III Apparel Group, Ltd. (a)	4,747,834

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Consumer Products and Services (continued)
80,458	VCA, Inc. (a)	$7,289,495
		16,551,405
	Electronic Components - 4.06%
58,456	Anixter International, Inc. (a)	4,997,988
206,647	Insight Enterprises, Inc. (a)	7,672,803
		12,670,791
	Energy Exploration & Production - 1.26%
111,753	Carrizo Oil & Gas, Inc. (a)	3,951,586
	Forest Products & Paper - 1.19%
350,505	Interfor Corp. (Canada) (a)	3,719,865
	General Building Contractors-Residential - 1.38%
230,900	BMC Stock Holdings, Inc. (a)	4,317,830
	Healthcare - 2.24%
75,400	Patterson Cos., Inc.	3,137,394
23,007	Teleflex, Inc.	3,858,964
		6,996,358
	Home Building - 3.53%
130,800	TRI Pointe Group, Inc. (a)	1,604,916
402,750	WCI Communities, Inc. (a)	9,424,350
		11,029,266
	Industrial Capital Equipment Manufacturers - 1.60%
104,200	Barnes Group, Inc.	5,015,146
	Industrial Equipment - 2.40%
77,506	Alamo Group, Inc.	5,861,779
26,267	CIRCOR International, Inc.	1,635,909
		7,497,688
	Industrial Services - 17.32%
89,857	ABM Industries, Inc.	3,629,324
161,375	Comfort Systems USA, Inc.	5,462,544
171,518	Cubic Corp.	8,155,681
82,107	EMCOR Group, Inc.	5,722,037
202,020	Interface, Inc.	3,676,764
91,946	Multi-Color Corp.	7,098,231
86,000	MYR Group, Inc. (a)	3,308,420

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)

at January 31, 2017 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Services (continued)
149,244	Tetra Tech, Inc.	$6,521,963
29,910	UniFirst Corp.	3,825,489
151,019	World Fuel Services Corp.	6,717,325
		54,117,778
	Insurance & Reinsurance - 0.93%
4,743	Alleghany Corp. (a)	2,900,677
	Metals Manufacturing - 1.32%
52,778	Kaiser Aluminum Corp.	4,140,962
	Pharmaceutical Intermediate - 1.40%
83,585	Cambrex Corp. (a)	4,384,033
	Restaurants - 0.88%
104,127	Fiesta Restaurant Group, Inc. (a)	2,738,540
	Retailers - 1.12%
164,900	DSW, Inc., Class A	3,489,284
	Securities Trading/Processing Services - 1.78%
48,300	DST Systems, Inc.	5,561,745
	Semiconductor Manufacturing - 0.59%
160,263	Photronics, Inc. (a)	1,843,024
	Software and Services - 2.81%
203,687	Allscripts Healthcare Solutions, Inc. (a)	2,385,175
67,198	CSG Systems International, Inc.	3,252,383
112,355	Progress Software Corp. (a)	3,148,187
		8,785,745
	Specialty Pharmaceuticals - 0.97%
49,933	ANI Pharmaceuticals, Inc. (a)	3,018,450
	Technology Hardware & Equipment - 0.44%
24,207	Synaptics, Inc. (a)	1,364,791
	Transportation - 0.50%
24,254	Kirby Corp. (a)	1,563,170
	U.S. Real Estate Investment Trusts - 0.41%
37,519	Tanger Factory Outlet Centers, Inc.	1,282,775
	U.S. Real Estate Operating Companies - 5.51%
129,227	Alico, Inc.	3,482,668
390,667	Brookdale Senior Living, Inc. (a)	5,848,285

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies (continued)
189,053	Kennedy-Wilson Holdings, Inc.	$3,866,134
23,439	Vail Resorts, Inc.	4,020,726
		17,217,813
	Total Common Stocks (Cost $226,119,305)	306,894,703
	Total Investment Portfolio - 98.23% (Cost $226,119,305)	306,894,703
	Other Assets less Liabilities - 1.77%	5,541,398
	NET ASSETS - 100.00%	$312,436,101
	Investor Class:
	Net assets applicable to 238,088 shares outstanding	$5,095,331
	Net asset value, offering and redemption price per share	$21.40
	Institutional Class:
	Net assets applicable to 14,235,215 shares outstanding	$307,340,770
	Net asset value, offering and redemption price per share	$21.59

Notes:

(a)	Non-income producing security.

†	U.S. issuer unless otherwise noted.

Country Concentration

% of Net Assets
United States	95.29%
Bermuda	1.75
Canada	1.19
Total	98.23%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments

at January 31, 2017 (Unaudited)

Principal Amount		Security†	Value (Note 1)

Term Loans - 0.20%
		Non-U.S. Real Estate Operating Companies - 0.20%
		Concrete Investment I, Term Loan (Luxembourg):
28,028	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (a)(b)(c)	$30,257
19,828	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (a)(b)(c)	21,404
		Concrete Investment II, Term Loan (Luxembourg):
35,732	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (a)(b)(c)	38,573
4,957	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (a)(b)(c)	5,351
		IVG Immobilien AG, Term Loan (Germany):
1,261,474	EUR	Tranche A1, 9.500% Cash or Payment-in-kind Interest, due 9/1/17 (a)(b)(c)	1,361,768
1,862,086	EUR	Tranche A2, 9.500% Cash or Payment-in-kind Interest, due 9/1/17 (a)(b)(c)	2,010,133
		Total Term Loans (Cost $4,234,288)	3,467,486

Shares

Common Stocks & Warrants - 89.64%
	Banks - 5.05%
1,269,749	PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (d)	67,461,764
520,400	Zions Bancorporation	21,955,676
		89,417,440
	Consulting/Management - 1.24%
618,100	FNF Group	21,856,016
	Forest Products & Paper - 10.65%
3,212,000	Rayonier, Inc., REIT	89,582,680
3,159,310	Weyerhaeuser Co., REIT	98,981,182
		188,563,862
	Lodging & Hotels - 1.35%
4,384,514	Millennium & Copthorne Hotels PLC (United Kingdom)	23,800,403
	Non-U.S. Real Estate Consulting/Management - 1.01%
1,840,432	Savills PLC (United Kingdom)	17,954,926
	Non-U.S. Real Estate Investment Trusts - 10.90%
5,311,805	Hammerson PLC (United Kingdom)	36,518,618
Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)
	Non-U.S. Real Estate Investment Trusts (continued)
7,810,320	Land Securities Group PLC (United Kingdom)	$97,664,617
10,140,520	Segro PLC (United Kingdom)	58,872,702
		193,055,937
	Non-U.S. Real Estate Operating Companies - 34.45%
2,077,489	Brookfield Asset Management, Inc., Class A (Canada)	71,839,570
13,433,000	Cheung Kong Property Holdings, Ltd. (Cayman Islands)	88,293,525
5,804,950	City Developments, Ltd. (Singapore)	38,017,305
47,713,300	Global Logistic Properties, Ltd. (Singapore)	88,022,549
12,366,434	Henderson Land Development Co., Ltd. (Hong Kong)	68,261,987
3,965,247	Hysan Development Co., Ltd. (Hong Kong)	18,071,400
9,268,561	Inmobiliaria Colonial SA (Spain)	67,997,129
2,418,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	33,274,237
11,139,017	Westfield Corp., REIT (Australia)	74,256,171
10,203,500	Wheelock & Co., Ltd. (Hong Kong)	62,016,080
		610,049,953
	Retail-Building Products - 2.24%
522,330	Lowe’s Cos., Inc.	38,171,876
825,930	Tenon, Ltd. (New Zealand) (e)	1,460,429
		39,632,305
	U.S. Homebuilder - 5.24%
2,079,361	Lennar Corp., Class A	92,843,469
	U.S. Real Estate Investment Trusts - 13.20%
1,667,531	First Industrial Realty Trust, Inc.	43,105,676
4,132,617	Forest City Realty Trust, Inc., Class A	93,562,449
250,362	Macerich Co. (The)	17,197,366
979,769	Parkway, Inc. (d)	20,859,282
555,494	Vornado Realty Trust	59,054,567
		233,779,340
	U.S. Real Estate Operating Companies - 4.31%
982,100	Kennedy-Wilson Holdings, Inc.	20,083,945
941,627	Tejon Ranch Co. (d)(e)	22,250,646
4,206,286	Trinity Place Holdings, Inc. (d)(e)(f)	33,944,720
		76,279,311
	Total Common Stocks & Warrants (Cost $1,118,455,362)	1,587,232,962

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)

at January 31, 2017 (Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 1.87%
	Non-U.S. Real Estate Operating Companies - 1.87%
294,770	Concrete Investment II SCA (Luxembourg) (d)	$33,093,410
	Total Preferred Stocks (Cost $41,943,571)	33,093,410
Units

Private Equities - 4.68%
	U.S. Real Estate Operating Companies - 4.68%
28,847,217	FivePoint Holdings, LLC, Class A Shares (d)	82,935,748
	Total Private Equities (Cost $75,516,192)	82,935,748

Notional Amount($)	Security

Purchased Options - 0.01%
	Foreign Currency Call Options - 0.01%
280,000,000	U.S. Currency, strike 8.1400 HKD, expire 8/1/17 (d)	224,980
	Total Purchased Options (Cost $945,000)	224,980
	Total Investment Portfolio - 96.40% (Cost $1,241,094,413)	1,706,954,586
	Other Assets less Liabilities - 3.60% (g)	63,797,028

	NET ASSETS - 100.00%	$1,770,751,614

	Investor Class:
	Net assets applicable to 7,539,040 shares outstanding	$231,108,234
	Net asset value, offering and redemption price per share	$30.65
	Institutional Class:
	Net assets applicable to 49,971,320 shares outstanding	$1,539,643,380
	Net asset value, offering and redemption price per share	$30.81

Notes:

(a)	Fair-valued security.

(b)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities or cash at the discretion of the issuer.

(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2017.

(d)	Non-income producing security.

(e)	Affiliated issuers - as defined in the Investment Company Act of 1940 (ownership by the Fund of 5% or more of the outstanding voting securities of these issuers).

(f)	Security subject to restrictions on resale.
				Market
		Acquisiton		Value
Shares	Issuer	Date	Cost	Per Unit
4,206,286	Trinity Place Holdings, Inc.	10/2/13 - 11/30/15	$18,498,824	$8.07

At January 31, 2017, the restricted security had a total market value of $33,944,720 or 1.92% of net assets.

(g)	Includes restricted cash pledged to and received from counterparties as collateral management for forward foreign currency contracts and options.

†	U.S. issuer unless otherwise noted.

EUR: Euro.

HKD: Hong Kong Dollar.

REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States	46.53%
United Kingdom	13.26
Hong Kong	10.27
Singapore	7.12
Cayman Islands	4.99
Australia	4.19
Canada	4.06
Spain	3.84
Luxembourg	1.87
Germany	0.19
New Zealand	0.08
Total	96.40%

Schedule of Forward Foreign Currency Contracts

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 1/31/17	Unrealized Depreciation
48,150,000	EUR	Goldman Sachs & Co.	2/24/17	$ 51,498,967	$ 52,023,924	$(524,957)
48,150,000	EUR	Morgan Stanley & Co. LLC	2/24/17	51,493,868	52,023,924	(530,056)
						$(1,055,013)

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments

at January 31, 2017 (Unaudited)

Principal		Value
Amount($)	Security†	(Note 1)

Corporate Bonds & Notes - 1.91%
	Oil & Gas Production & Services - 1.91%
2,900,000	Petroleum Geo-Services ASA, 7.375%, due 12/15/20 (Norway) (a)	$2,805,750
	Total Corporate Bonds & Notes (Cost $2,753,127)	2,805,750
Shares

Common Stocks - 84.60%
	Agricultural Equipment - 2.98%
490,100	CNH Industrial N.V. (Netherlands)	4,391,296
	Automotive - 1.89%
37,226	Daimler AG (Germany)	2,786,877
	Building & Construction Products/Services - 2.57%
2,138,825	Tenon, Ltd. (New Zealand) (b)	3,781,920
	Capital Goods - 2.08%
52,821	Nexans S.A. (France) (c)	3,062,574
	Commercial Services - 4.29%
938,177	IWG PLC (Jersey)	2,947,036
535,024	Prosegur Cia de Seguridad S.A. (Spain)	3,361,407
		6,308,443
	Diversified Holding Companies - 7.50%
272,184	CK Hutchison Holdings, Ltd. (Cayman Islands)	3,262,175
511,000	Cosan Ltd., Class A (Bermuda)	4,179,980
150,733	Leucadia National Corp.	3,594,982
		11,037,137
	Engineering & Construction - 5.08%
737,199	Amec Foster Wheeler PLC (United Kingdom)	4,098,178
30,660	Cie d’Entreprises CFE (Belgium)	3,374,304
		7,472,482
	Financials - 1.60%
412,586	BinckBank N.V. (Netherlands)	2,362,343
	Food & Beverage - 2.01%
694,009	C&C Group PLC (Ireland)	2,961,535
	Forest Products & Paper - 10.62%
418,300	Interfor Corp. (Canada) (c)	4,439,364
46,821,500	Rubicon, Ltd. (New Zealand) (b)(c)	8,244,734
		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Forest Products & Paper (continued)
93,943	Weyerhaeuser Co., REIT	$2,943,234
		15,627,332
	Media - 2.71%
217,741	Vivendi S.A. (France)	3,981,791
	Metals & Mining - 13.29%
379,645	Antofagasta PLC (United Kingdom)	3,987,918
9,528,312	Capstone Mining Corp. (Canada) (c)	10,617,523
810,700	Lundin Mining Corp. (Canada) (c)	4,959,210
		19,564,651
	Oil & Gas Production & Services - 6.06%
1,944,904	Petroleum Geo-Services ASA (Norway) (c)	6,449,176
13,899,800	Vard Holdings, Ltd. (Singapore) (c)	2,465,640
		8,914,816
	Real Estate - 12.11%
1,094,650	Atrium European Real Estate, Ltd. (Jersey)	4,584,921
566,684	Cheung Kong Property Holdings, Ltd. (Cayman Islands)	3,724,747
3,184,000	Global Logistic Properties, Ltd. (Singapore)	5,873,914
393,600	Henderson Land Development Co., Ltd. (Hong Kong)	2,172,649
269,578	Millennium & Copthorne Hotels PLC (United Kingdom)	1,463,347
		17,819,578
	Retail & Restaurants - 4.86%
1,234,400	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands) (c)	7,159,520
	Transportation Infrastructure - 4.95%
361,243	easyJet PLC (United Kingdom)	4,317,229
4,370,645	Santos Brasil Participacoes S.A. (Brazil) (c)	2,968,227
		7,285,456
	Total Common Stocks (Cost $150,429,224)	124,517,751

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments (continued)

at January 31, 2017 (Unaudited)

Principal		Value
Amount($)	Security†	(Note 1)

Short-Term Investments - 6.79%
	U.S. Government Obligations - 6.79%
10,000,000	U.S. Treasury Bill, 0.470%, due 2/23/17 (d)	$9,997,128
	Total Short-Term Investments (Cost $9,997,128)	9,997,128
	Total Investment Portfolio - 93.30% (Cost $163,179,479)	137,320,629
	Other Assets less Liabilities - 6.70%	9,862,184
	NET ASSETS - 100.00%	$147,182,813
	Investor Class:
	Net assets applicable to 1,420,192 shares outstanding	$23,268,266
	Net asset value, offering and redemption price per share	$16.38
	Institutional Class:
	Net assets applicable to 7,572,753 shares outstanding	$123,914,547
	Net asset value, offering and redemption price per share	$16.36

Notes:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated issuers - as defined in the Investment Company Act of 1940 (ownership by the Fund of 5% or more of the outstanding voting securities of these issuers).

(c)	Non-income producing security.

(d)	Annualized yield at date of purchase.

†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
Canada	13.60%
United States*	11.23
United Kingdom	9.42
New Zealand	8.17
Norway	6.29
Singapore	5.67
Jersey	5.12
British Virgin Islands	4.86
France	4.79
Cayman Islands	4.75
Netherlands	4.59
Bermuda	2.84
Belgium	2.29
Spain	2.28
Brazil	2.02
Ireland	2.01
Germany	1.89
Hong Kong	1.48
Total	93.30%

* Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Notes to Portfolios of Investments
January 31, 2017 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, and Third Avenue International Value Fund (each a “Fund” and, collectively, the “Funds”). The Trust also contains the Third Avenue Focused Credit Fund, a separate non-diversified investment series of the Trust, whose portfolio of investments is presented separately. Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2017 (Unaudited)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in the valuation process determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At January 31, 2017, such securities had a total fair value of $15,224,412, or 1.29% of net assets of Third Avenue Value Fund, and $3,467,486, or 0.20% of net assets of Third Avenue Real Estate Value Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at January 31, 2017. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2017 (Unaudited)

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●          Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

●          Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●          Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2017 (Unaudited)

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2017 (Unaudited)

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2017:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$92,698,519	$—	$—	$—
Diversified Holding Companies	58,131,218	—	—	7,774,962
Non-U.S. Real Estate Operating Companies	—	—	340,132,724	—
Real Estate	—	—	—	11,922,182
Other**	902,167,376	306,894,703	977,183,009	95,661,036
Total for Level 1 Securities	1,052,997,113	306,894,703	1,317,315,733	115,358,180
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Diversified Holding Companies	63,032,820	—	—	3,262,175
Non-U.S. Real Estate Operating Companies	—	—	269,917,229	—
Real Estate	—	—	—	5,897,396
Corporate Bonds & Notes	—	—	—	2,805,750
Purchased Options:
Foreign Currency Call Options	—	—	224,980	—
Short-Term Investments:
U.S. Government Obligations	24,992,819	—	—	9,997,128
Total for Level 2 Securities	88,025,639	—	270,142,209	21,962,449
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	—*	—	—	—
Preferred Stocks:
Non-U.S. Real Estate Operating Companies	—	—	33,093,410	—
Corporate Bonds & Notes	15,224,412	—	—	—
Term Loans	—	—	3,467,486	—

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2017 (Unaudited)

Summary by Level of Inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Private Equities:
U.S. Real Estate Operating Companies	$—	$—	$82,935,748	$—
Total for Level 3 Securities	15,224,412	—	119,496,644	—
Total Value of Investments	$1,156,247,164	$306,894,703	$1,706,954,586	$137,320,629
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs Forward Foreign Currency Contracts - Liabilities	$—	$—	$(1,055,013)	$—
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(1,055,013)	$—

†	The value of securities that were transferred from Level 1 to Level 2 for Third Avenue Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund was $64,767,712, $310,091,568 and $8,964,638, respectively. The transfer was due to lack of quoted prices in active markets at period end. The value of securities that were transferred from Level 2 to Level 1 for Third Avenue Real Estate Value Fund and Third Avenue International Value Fund was $6,636,922 and $7,769,705, respectively. The transfer was due to the availability of quoted prices in active markets at period end.
*	Investments fair valued at zero.
**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1, are recorded utilizing values as of the beginning of the period.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2017 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund
	Common Stocks		Corporate Bonds & Notes	Limited Partnerships	Total
Balance as of 10/31/16 (fair value)
Consumer Products	$—	*	$17,402,785	$—	$17,402,785
Insurance & Reinsurance	—		—	12,217	12,217
Sales
Insurance & Reinsurance	—		—	(12,111)	(12,111)
Net change in unrealized gain/(loss)
Consumer Products	—		(2,178,373)	—	(2,178,373)
Insurance & Reinsurance	—		—	(12,217)	(12,217)
Net realized gain/(loss)
Insurance & Reinsurance	—		—	12,111	12,111
Balance as of 1/31/17 (fair value)
Consumer Products	—	*	15,224,412	—	15,224,412
Total	$—		$15,224,412	$—	$15,224,412
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2017:	$—		$(2,178,373)	$—	$(2,178,373)

*	Investments fair valued at zero.

Third Avenue Real Estate Value Fund
	Preferred Stocks	Private Equities	Term Loans	Total
Balance as of 10/31/16 (fair value)
Non-U.S. Real Estate Operating Companies	$36,079,757	$—	$3,497,959	$39,577,716
U.S. Real Estate Operating Companies	—	93,753,455	—	93,753,455
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—	—	26,989	26,989
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	(2,986,347)	—	(57,462)	(3,043,809)
U.S. Real Estate Operating Companies	—	(10,817,707)	—	(10,817,707)

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2017 (Unaudited)

Third Avenue Real Estate Value
Fund (continued)
	Preferred Stocks	Private Equities	Term Loans	Total
Balance as of 1/31/17 (fair value)
Non-U.S. Real Estate Operating Companies	$33,093,410	$—	$3,467,486	$36,560,896
U.S. Real Estate Operating Companies	—	82,935,748	—	82,935,748
Total	$33,093,410	$82,935,748	$3,467,486	$119,496,644
Net change in unrealized gan/(loss) related to securities still held as of January 31, 2017:	$(2,986,347)	$(10,817,707)	$(57,462)	$(13,861,516)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Third Avenue Value Fund	Fair Value at 1/31/17		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Corporate Bonds	$15,224		Book Value	Restructuring value	$62.90
Other (a)	—	*
	$15,224

Third Avenue Real Estate Value Fund	Fair Value at 1/31/17	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Private Equities	$82,936	Broker Quote	#	$2.87
Preferred Stocks	33,093	Broker Quote	#	$112.27
Term Loans	3,468	Book Value	Restructuring value	$107.95
	$119,497

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, such as those described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, vendor and broker due diligence, unchanged price review and consideration of macro or security specific events.

(a)	Includes securities less than 0.50% of net assets within each respective Fund.

*	Investments fair valued at zero.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2017 (Unaudited)

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

●	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

●	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities:

The Funds may invest in PIKs. PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2017.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2017 (Unaudited)

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended January 31, 2017,Third Avenue Real Estate Value Fund used forward foreign currency contracts for hedging foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments or foreign currency transactions.

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2017 (Unaudited)

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended January 31, 2017, Third Avenue Real Estate Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of January 31, 2017:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund
Gross unrealized appreciation	$294,794,757	$88,758,675	$511,652,570	$15,663,570
Gross unrealized depreciation	(129,896,690)	(7,983,277)	(45,792,397)	(41,522,420)
Net unrealized appreciation/(depreciation)	$164,898,067	$80,775,398	$465,860,173	$(25,858,850)
Book cost	$991,349,097	$226,119,305	$1,241,094,413	$163,179,479

3. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

In 2016, the Third Avenue Focused Credit Fund became party to various derivative, securities class action and books and records lawsuits.

In 2016, the Adviser became party to various derivative and securities class action lawsuits.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BOARD OF TRUSTEES

William E. Chapman, II

Lucinda Franks
Edward J. Kaier
Eric Rakowski
Patrick Reinkemeyer
Charles C. Walden — Chairman

Martin Shubik — Advisory Trustee
Martin J. Whitman — Chairman Emeritus

OFFICERS

Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — President, General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
383 Madison Avenue, 4th Floor
New York, NY 10179

Third Avenue offers multiple investment solutions with unique exposures and retufn profiles. our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

The Trust’s schedule of investments is as follows:

Third Avenue Focused Credit Fund

FIRST QUARTER REPORT
JANUARY 31, 2017

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Focused Credit Fund (the “Fund”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Fund’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Fund has delegated the voting of proxies relating to its voting securities to the Fund’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Fund’s website www.focusedcreditfund.com.

Schedule of Portfolio Holdings—Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at January 31, 2017 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds & Notes - 38.51%
		Chemicals - 0.00%
17,478,774		Reichhold Industries, Inc., due 5/8/17 (a)(b)(c)	$—
		Consumer Products - 17.46%
		Ideal Standard International S.A. (Luxembourg):
35,030,971	EUR	Series B, 11.750% Cash or 15.750% Payment-in-kind Interest, due 5/1/18 (a)(b)(d)(e)	37,816,129
42,821,940	EUR	Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18 (a)(b)(d)(e)(f)	46,226,523
			84,042,652
		Manufacturing - 9.89%
54,492,575		Liberty Tire Recycling LLC, 2nd Lien, 11.000% Payment-in-kind Interest, due 3/31/21 (a)(b)(d)(e)	47,610,163
		Media/Cable - 0.00%
25,043,351		iHeartCommunications, Inc., Escrow, due 2/1/21 (b)	—
		Services - 8.33%
40,096,536		Corporate Risk Holdings LLC, 11.500% Cash or 13.500% Payment-in-kind Interest, due 1/2/20 (a)(b)(d)(e)	40,096,536
		Transportation Services - 2.25%
16,000,000		CEVA Group PLC, 9.000%, due 9/1/21 (United Kingdom) (a)	10,800,000
		Utilities - 0.58%
2,790,037		Longview Intermediate Holdings C, LLC, 12.000%, due 10/12/21 (b)(d)	2,790,037
		Total Corporate Bonds & Notes (Cost $218,002,869)	185,339,388
Term Loans - 9.65%
		Chemicals - 1.99%
		Reichhold Holdings International B.V., Term Loan (Netherlands):
4,763,454		12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/18 (b)(e)	4,763,454
2,909,748		15.000% Cash or Payment-in-kind Interest, due 3/31/18 (b)(e)	2,909,748
1,900,212		Reichhold LLC II, Term Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/18 (b)(e)	1,900,212
			9,573,414
		Energy - 0.17%
905,606		Geokinetics Holdings USA, Inc., Term Loan, 2nd Lien, 5.000% Cash and 8.000% Payment-in-kind Interest, due 8/10/18 (b)(d)(e)	805,989

Principal Amount‡		Security†	Value (Note 1)

Term Loans (continued)
		Financials - 0.01%
		Concrete Investment I, Term Loan (Luxembourg):
17,952	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (b)(e)(g)	$19,379
12,699	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (b)(e)(g)	13,709
		Concrete Investment II, Term Loan (Luxembourg):
22,886	EUR	Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (b)(e)(g)	24,705
3,175	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 10/31/17 (b)(e)(g)	3,427
			61,220
		Gaming & Entertainment - 2.88%
14,197,002		Majestic Star Casino LLC, Term Loan, 1st Lien, 12.500% Cash or 14.500% Payment-in-kind Interest, due 6/1/20 (b)(e)	13,842,077

		Manufacturing - 4.51%
21,916,250		Liberty Tire Recycling Holdco, LLC, Term Loan B, 9.000%, due 7/7/20 (d)(g)	21,697,088

		Utilities - 0.09%
500,000		Longview Power, LLC, Revolver, 6.780%, due 4/13/20 (b)(d)(g)	452,500
		Total Term Loans (Cost $45,710,366)	46,432,288

Shares

Common Stocks & Warrants - 27.61%
		Energy - 2.15%
124,461		Geokinetics, Inc. (b)(d)(f)(h)	4,717,072
45,252		Geokinetics, Inc., Warrants, expire 9/1/26 (b)(d)(h)	1,714,598
50,000		Platinum Energy Holdings, Inc. (b)(d)(f)(h)	92,500
10,874		Platinum Energy Holdings, Inc., Warrants, expire 10/4/18 (b)(d)(f)(h)	—
531,048		Prairie Provident Resources, Inc. (Canada) (h)	318,323
53		Thunderbird Resources Equity, Inc. (b)(h)	3,498,357
			10,340,850
		Manufacturing - 0.00%
3,430,293		LTR Holdings, Inc. (b)(d)(h)	—
		Media/Cable - 1.12%
1,585,389		Radio One, Inc., Class D (h)	4,756,167

See accompanying notes to the Portfolio of Investments.

1

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2017 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)
	Media/Cable (continued)
622,852	Spanish Broadcasting System, Inc., Class A (d)(h)	$672,680
		5,428,847
	Services - 21.62%
462,266	Affinion Group Holdings, Inc., Warrants, expire 11/9/20 (b)(d)(h)	4,271,338
1,751,734	Affinion Group Holdings, Inc., Class A (d)(h)	16,203,540
522	Affinion Group Holdings, Inc., Class C (b)(d)(h)	—
549	Affinion Group Holdings, Inc., Class D (b)(d)(h)	—
31,594	Corporate Risk Holdings Corp. (b)(d)(h)	—
6,248,652	Corporate Risk Holdings I, Inc. (d)(h)	83,575,720
		104,050,598
	Transportation Services - 0.14%
4,710	CEVA Holdings LLC (Marshall Islands) (f)(h)	671,162
	Utilities - 2.58%
4,550,000	Longview Intermediate Holdings C, LLC (d)(h)	11,375,000
415,194	Longview Intermediate Holdings C, LLC, Warrants, expire 12/19/21 (b)(d)(h)	1,033,833
		12,408,833
	Total Common Stocks & Warrants (Cost $215,384,187)	132,900,290
Convertible Preferred Stocks - 0.80%
	Transportation Services - 0.80%
4,435	CEVA Holdings LLC, Series A-1 (Marshall Islands) (f)(h)	1,446,991
10,196	CEVA Holdings LLC, Series A-2 (Marshall Islands) (f)(h)	2,408,727
	Total Convertible Preferred Stocks (Cost $17,733,657)	3,855,718
Preferred Stocks - 0.14%
	Financials - 0.14%
54,069	Federal Home Loan Mortgage Corp., Series S (h)	670,456
	Total Preferred Stocks (Cost $978,108)	670,456

Private Equities - 2.99%
	Chemicals - 1.07%
10,555	Reichhold Cayman L.P. & G.P. (Cayman Islands) (b)(h)	5,158,228

Shares	Security†	Value (Note 1)

Private Equities (continued)
	Consumer Products - 1.92%
1,451,633,736,282	Ideal Standard International Equity S.A. Alpecs (Luxembourg) (b)(d)(f)(h)	$9,245,576
	Total Private Equities (Cost $13,535,864)	14,403,804

Principal Amount($)

Short-Term Investments - 10.39%
	U.S. Government Obligations - 10.39%
50,000,000	U.S. Treasury Bill, 0.470%, due 2/23/17 (i)	49,985,639
	Total Short-Term Investments (Cost $49,985,639)	49,985,639
	Total Investment Portfolio - 90.09% (Cost $561,330,690)	433,587,583
	Other Assets less Liabilities - 9.91% (j)(k)	47,691,274
	NET ASSETS - 100.00%	$481,278,857
	Institutional Class:
	Net assets applicable to 117,815,945 shares outstanding	$481,278,857
	Net asset value, offering and redemption price per share	$4.09

Notes:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Issue in default.
(d)	Affiliated issuers - as defined in the Investment Company Act of 1940 (ownership by the Fund of 5% or more of the outstanding voting securities of these issuers).
(e)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities or cash at the discretion of the issuer.
(f)	Security subject to restrictions on resale.

See accompanying notes to the Portfolio of Investments.

2

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2017 (Unaudited)

Shares/ Principal Amount[1]		Issuer	Acquisiton Date	Cost	Market Value Per Unit
4,710		CEVA Holdings LLC	5/29/13	$5,355,643	$142.50
4,435		CEVA Holdings LLC, Series A-1, Convertible Preferred	5/29/13	4,435,223	326.27
10,196		CEVA Holdings LLC, Series A-2, Convertible Preferred	5/29/13	13,298,434	236.24
124,461		Geokinetics, Inc.	5/22/13 - 5/14/14	13,060,780	37.90
1,451,633,736,282		Ideal Standard International Equity S.A. Alpecs	10/31/14	9,915,530	0.00	[2]
42,821,940	EUR	Ideal Standard International S.A., Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18	10/31/14 - 11/9/16	51,301,220	107.95
50,000		Platinum Energy Holdings, Inc.	10/4/13	695,746	1.85
10,874		Platinum Energy Holdings, Inc., Warrants, expire 10/4/18	10/4/13	9,743	0.00

EUR: Euro.

1) Denominated in U.S. Dollars unless otherwise noted.

2) Amount less than $0.01.

At January 31, 2017, these restricted securities had a total market value of $64,808,551 or 13.47% of net assets.

(g)	Variable rate security. The rate disclosed is in effect as of January 31, 2017.
(h)	Non-income producing security.
(i)	Annualized yield at date of purchase.
(j)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts.
(k)	A portion is segregated for future fund commitments.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.

EUR: Euro.

Country Concentration

% of Net Assets
United States*	64.77%
Luxembourg	19.40
United Kingdom	2.25
Netherlands	1.59
Cayman Islands	1.07
Marshall Islands	0.94
Canada	0.07
Total	90.09%

* Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

Schedule of Forward Foreign Currency Contracts

Contracts			Settlement	Settlement	Value at	Unrealized
to Sell		Counterparty	Date	Value	1/31/17	Depreciation
86,474,000	EUR	JPMorgan Chase Bank, N.A.	2/24/17	$92,502,933	$93,431,295	$(928,362)

See accompanying notes to the Portfolio of Investments.

3

Third Avenue Trust
Third Avenue Focused Credit Fund
Notes to Portfolio of Investments
January 31, 2017 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Focused Credit Fund (the “Fund”) is a separate non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act of 1940) investment series of Third Avenue Trust (the “Trust”). The Trust, a Delaware business trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Fund.

On December 9, 2015, the Trust’s Board of Trustees (the “Board”) adopted a plan of liquidation (the “Plan of Liquidation”) for the Fund. Pursuant to the Plan of Liquidation, a cash distribution of $69 million (the “First Liquidating Distribution”) was paid to shareholders and the remaining assets of the Fund were contributed to a liquidating trust, FCF Liquidation Trust (the “Liquidating Trust”). Sales of Fund shares were terminated. Interests in the Liquidating Trust would then be distributed in-kind to Fund shareholders. Subsequent to the Board’s adoption of the Plan of Liquidation, the Plan of Liquidation was modified (the “Modified Plan of Liquidation”). Pursuant to the Modified Plan of Liquidation, the First Liquidating Distribution was paid to Fund shareholders; however, the remaining assets which had been contributed to the Liquidating Trust were returned to the Fund which was to serve as the vehicle to liquidate the Fund’s remaining assets. Pursuant to an exemptive order issued by the SEC on December 16, 2015, all redemptions in the Fund are suspended and subscriptions to the Fund are not accepted, retroactive to December 10, 2015. Effective December 10, 2015, the Adviser has waived its investment advisory and administration fees from the Fund. The Fund is currently in liquidation.

Below is a summary of all liquidating distributions, made after the adoption of the Modified Plan of Liquidation:

Record Date	Pay Date	Institutional Class Distribution Rate Per Share	Investor Class Distribution Rate Per Share	Approximate Cash Amount
12/9/15	12/16/15	$0.58613	$0.58613	$ 69 million
6/14/16	6/15/16	0.54362	0.54362	64 million
11/7/16	11/8/16	0.25463	N/A*	30 million
11/28/16	11/29/16	1.18829	N/A*	140 million

*	On August 26, 2016, the Fund combined share classes so that all shares of the Investor share class were converted into shares of the Institutional share class.

Accounting policies:

The policies described below are followed consistently by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

4

Third Avenue Trust
Third Avenue Focused Credit Fund
Notes to Portfolio of Investments (continued)
January 31, 2017 (Unaudited)

Security valuation:

Generally, the Fund’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Board, debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Forward foreign currency contracts are marked-to-market daily on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in the valuation process determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At January 31, 2017, such securities had a total fair value of $229,006,090, or 47.58% of the Fund’s net assets. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Instability in the high yield and distressed credit markets, which varies over time, makes it more difficult to obtain market quotations on certain securities owned by the Fund.

5

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●       Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●       Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●       Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

6

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

7

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Fund’s investments as of January 31, 2017:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks:
Energy	$318,323
Media/Cable	5,428,847
Preferred Stocks:
Financials	670,456
Total for Level 1 Securities	6,417,626
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Corporate Bonds & Notes	10,800,000
Short-Term Investments:
U.S. Government Obligations	49,985,639
Total for Level 2 Securities	60,785,639
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Energy	10,022,527	*
Manufacturing	—	*
Services	104,050,598	*
Transportation Services	671,162
Utilities	12,408,833
Convertible Preferred Stocks:
Transportation Services	3,855,718
Corporate Bonds & Notes	174,539,388	*
Term Loans	46,432,288
Private Equities:
Chemicals	$5,158,228
Consumer Products	9,245,576
Total for Level 3 Securities	366,384,318
Total Value of Investments	$433,587,583

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs Forward Foreign Currency Contracts - Liabilities	$(928,362)
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$(928,362)

†	The value of securities that were transferred from Level 2 to Level 1 was $813,450. The transfer was due to the availability of quoted prices in active market at period end.

*	Includes investments fair valued at zero.

8

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

Transfers from Level 1 to Level 2, or from Level 2 to Level 1, are recorded utilizing values as of the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes		Term Loans	Common Stocks & Warrants		Convertible Preferred Stocks and Private Equities		Total
Balance as of 10/31/16 (fair value)
Chemicals	$—	*	$9,452,973	$—		$5,158,228	(a)	$14,611,201
Consumer Products	78,824,258		—	—		2,358,437	(a)	81,182,695
Energy	—		13,222,458	10,022,527	*	—		23,244,985
Financials	—		61,938	—		—		61,938
Gaming & Entertainment	—		14,168,006	—		—		14,168,006
Manufacturing	46,078,921		21,312,719	—	*	—		67,391,640
Metals & Mining	1,882,345		—	—		—		1,882,345
Services	37,561,158		—	80,268,345	*	33,136	(b)	117,862,639
Transportation Services	—		—	1,454,185		5,282,296	(b)	6,736,481
Utilities	—		437,500	13,081,250		—		13,518,750
Purchases
Energy	—		145,646	—		—		145,646
Media/Cable	—	†	—	—		—		—
Utilities	2,691,979		—	—	†	—		2,691,979
Sales
Energy	—		(13,337,365)	—		—		(13,337,365)
Gaming & Entertainment	—		(334,287)	—		—		(334,287)

9

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

Reconciliation of Level 3 investments (continued)

	Corporate Bonds & Notes	Term Loans	Common Stocks & Warrants	Convertible Preferred Stocks and Private Equities		Total
Manufacturing	$—	$(55,625)	$—	$—		$(55,625)
Metals & Mining	(1,904,264)	—	—	—		(1,904,264)
Services	—	—	(1)	—	(b),‡	(1)
Bond discount/(premium)
Chemicals	—	51,708	—	—		51,708
Consumer Products	528,568	—	—	—		528,568
Energy	—	19,128	—	—		19,128
Gaming & Entertainment	—	31,665	—	—		31,665
Manufacturing	15,113	48,963	—	—		64,076
Metals & Mining	151,374	—	—	—		151,374
Payment-in-kind
Chemicals	—	120,441	—	—		120,441
Consumer Products	6,662,135	—	—	—		6,662,135
Energy	—	16,247	—	—		16,247
Financials	—	306	—	—		306
Metals & Mining	3,727,341	—	—	—		3,727,341
Services	2,535,378	—	—	—		2,535,378
Utilities	14,801	—	—	—		14,801
Net change in unrealized gain/(loss)
Chemicals	—	(51,708)	—	—		(51,708)
Consumer Products	(1,972,309)	—	—	6,887,139	(a)	4,914,830
Energy	—	(1,881,489)	—	—		(1,881,489)
Financials	—	(1,024)	—	—		(1,024)
Gaming & Entertainment	—	(36,116)	—	—		(36,116)
Manufacturing	1,516,129	388,917	—	—		1,905,046
Metals & Mining	57,060,258	—	—	—		57,060,258
Services	—	—	48,012,417	8,233,960	(b)	56,246,377
Transportation Services	—	—	(783,023)	(1,426,578	)(b)	(2,209,601)
Utilities	83,257	15,000	(672,417)	—		(574,160)
Net realized gain/(loss)
Energy	—	2,621,364	—	—		2,621,364
Gaming & Entertainment	—	12,809	—	—		12,809
Manufacturing	—	2,114	—	—		2,114
Metals & Mining	(60,917,054)	—	—	—		(60,917,054)
Services	—	—	(24,230,163)	(8,267,096	)(b)	(32,497,259)
Balance as of 1/31/17 (fair value)
Chemicals	— *	9,573,414	—	5,158,228	(a)	14,731,642
Consumer Products	84,042,652	—	—	9,245,576	(a)	93,288,228
Energy	—	805,989	10,022,527 *	—		10,828,516
Financials	—	61,220	—	—		61,220
Gaming & Entertainment	—	13,842,077	—	—		13,842,077
Manufacturing	47,610,163	21,697,088	— *	—		69,307,251

10

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

Reconciliation of Level 3 investments (continued)

	Corporate Bonds & Notes		Term Loans	Common Stocks & Warrants		Convertible Preferred Stocks and Private Equities		Total
Media/Cable	$—	*	$—	$—		$—		$—
Metals & Mining	—		—	—		—		—
Services	40,096,536		—	104,050,598	*	—	(b)	144,147,134
Transportation Services	—		—	671,162		3,855,718	(b)	4,526,880
Utilities	2,790,037		452,500	12,408,833		—		15,651,370
Total	$174,539,388		$46,432,288	$127,153,120		$18,259,522		$366,384,318
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2017:	$(372,923)		$287,806	$22,401,261		$5,460,561		$27,776,705

*	Includes investments fair valued at zero.
†	Investments acquired through corporate actions with zero cost.
‡	Includes disposal of investments with $0 proceeds due to corporate actions.
(a)	Private Equities

(b)	Convertible Preferred Stocks

11

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

				Range
	Fair Value at	Valuation	Unobservable	(Weighted
	1/31/17	Technique(s)	Input(s)	Average)
Corporate Bonds	$174,539	Book Value	Restructuring value	$87.37-$107.95
Common Stocks	111,825	Broker Quote	#	$2.50-$142.50
Term Loans	23,929	Book Value	Restructuring value	$90.50-$107.95
Term Loans	21,697	Broker Quote	#	$99.00
Private Equities	14,404	Book Value	Restructuring value	$0.00*-$488.70
Warrants	5,305	Book Value	Restructuring value	$2.49-$9.24
Common Stocks	4,717	Market Comparable Companies	Revenue multiple	0.71x
Convertible Preferred Stocks	3,856	Broker Quote	#	$236.24-$326.27
Common Stocks	3,591	Book Value	Restructuring value	$1.85-$66,006.74
Warrants	1,715	Market Comparable Companies	Revenue multiple	0.71x
Other (a)	806
	$366,384

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, such as those described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, vendor and broker due diligence, unchanged price review and consideration of macro or security specific events.

(a)	Includes securities less than 0.50% of net assets of the Fund.
*	Amount less than $0.01.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

●       Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

12

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

●       Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities:

PIKs may make a payment at each interest payment date in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Term loans:

The Fund’s investments in loans typically are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2017.

Forward foreign currency contracts:

The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

13

Third Avenue Trust

Third Avenue Focused Credit Fund

Notes to Portfolio of Investments (continued)

January 31, 2017 (Unaudited)

During the period ended January 31, 2017, the Fund used forward foreign currency contracts for hedging foreign currency risks.

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of January 31, 2017:

Gross unrealized appreciation	$6,736,889
Gross unrealized depreciation	(134,479,996)
Net unrealized appreciation/ (depreciation)	$(127,743,107)
Book cost	$561,330,690

3. COMMITMENTS AND CONTINGENCIES

At January 31, 2017, the Fund had the following commitments and contingencies.

				Value of
		Amount of	Funded	Segregated
Issuer	Type	Commitment	Commitment	Cash
Longview Power, LLC	Revolver	$1,250,000	$500,000	$750,000

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

In 2016, the Fund became party to various derivative, securities class action and books and records lawsuits.

In 2016, the Adviser became party to various derivative and securities class action lawsuits.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

14

BOARD OF TRUSTEES

William E. Chapman, II

Lucinda Franks

Edward J. Kaier

Eric Rakowski

Patrick Reinkemeyer

Charles C. Walden — Chairman

Martin Shubik — Advisory Trustee

Martin J. Whitman — Chairman Emeritus

OFFICERS

Vincent J. Dugan — Chief Financial Officer, Treasurer

Michael A. Buono — Controller

W. James Hall — President, General Counsel, Secretary

Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

 P.O. Box 9802
Providence, RI 02940-8002

 610-239-4600

 800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.

383 Madison Avenue, 4th Floor

New York, NY 10179

The information in this booklet is intended for shareholders of the Third Avenue Focused Credit Fund which has been operating pursuant to a plan of liquidation since December 16, 2015. For more information, please visit our website or contact your Relationship Manager at:

www.focusedcreditfund.com	622 Third Avenue	212.906.1160
	New York, NY 10017	creditupdates@thirdave.com

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30 a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	March 28, 2017

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	March 28, 2017